Leases - Schedule of Lease Expense and Operating Lease Asset and Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Lease Expense And Operating Lease Asset And Liabilities Abstract
Operating lease cost	$ 31,468		$ 53,021		$ 43,106
Short-term lease cost	30,667	8,851	63,668	10,651	31,470
Variable lease cost (cost excluded from lease payments)					3,536
Total lease cost	62,135	$ 8,851	116,689	10,651	78,112
Operating lease - Operating cash flows (fixed payments)					14,103
Operating lease - Operating cash flows (liability reduction)					(5,417)
Operating lease - Change in ROU asset					23,586
New lease liabilities - Operating lease			482,227		324,426
New ROU asset - Operating lease					331,478
Operating lease right-of-use asset	769,087		769,087		307,892
Operating lease liability, current portion	132,091		132,091		36,225
Operating lease liability, less current portion	649,718		649,718		265,413
Total operating lease liabilities	$ 781,809		$ 781,809		$ 301,638
Weighted-average remaining operating lease term	4 years 7 months 28 days		4 years 7 months 28 days		4 years 9 months
Weighted-average operating lease discount rate	9.55%		9.55%		11.83%